Shareholders' equity - Share Capital Transactions (Details) - CAD ($) $ in Thousands		4 Months Ended	12 Months Ended
	Mar. 21, 2017	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Number
Number of shares outstanding, beginning balance (shares)			106,397,037
Number of shares exchanged/converted (shares)			0
Number of shares outstanding, ending balance (shares)		106,397,037	108,391,625	106,397,037
$
Shareholders’ equity, opening balance			$ 146,168	$ 142,702	$ 114,433
Net proceeds of issue of subordinate voting shares, after underwriting commission of $5,357 (net of tax of $1,882)				101,882	1,976
Share issue costs, net of tax of $487				(1,385)
Shareholders’ equity, closing balance		$ 146,168	$ 243,610	146,168	142,702
Underwriting commission		5,357		5,357
Tax on proceeds of equity		1,882		1,882
Tax on issuance of equity		$ 487		$ 487
Share Capital
Number
Number of shares outstanding, beginning balance (shares)		100,000,000	106,397,037
Exercise of stock options (shares)		88,883
Number of shares outstanding, ending balance (shares)		106,397,037		106,397,037
$
Shareholders’ equity, opening balance		$ 2,652	$ 103,295	$ 60,221	58,245
Exchange/conversion of shares			0
Net proceeds of issue of subordinate voting shares, after underwriting commission of $5,357 (net of tax of $1,882)				101,882	1,976
Share issue costs, net of tax of $487	$ (1,385)			(1,385)
Exercise of stock options		146
Shareholders’ equity, closing balance		$ 103,295	$ 106,095	$ 103,295	$ 60,221
Exchange Class A common shares for multiple voting shares | Share Capital
Number
Number of shares exchanged/converted (shares)	0
$
Exchange/conversion of shares	$ 0
Convert multiple voting shares to subordinate voting shares | Share Capital
Number
Number of shares exchanged/converted (shares)	0
$
Exchange/conversion of shares	$ 0
Net proceeds of issue of subordinate voting shares, after underwriting commission of $5,357 (net of tax of $1,882) | Share Capital
Number
Number of shares issued (shares)	6,308,154
$
Net proceeds of issue of subordinate voting shares, after underwriting commission of $5,357 (net of tax of $1,882)	$ 101,882
Class A
Number
Number of shares outstanding, beginning balance (shares)		100,000,000	0	7
Number of shares outstanding, ending balance (shares)		0		0	7
$
Shareholders’ equity, opening balance		$ 2,652	$ 0	$ 3,350
Shareholders’ equity, closing balance		$ 0		$ 0	$ 3,350
Class A | Exchange Class A common shares for multiple voting shares
Number
Number of shares exchanged/converted (shares)	(100,000,000)
$
Exchange/conversion of shares	$ (2,652)
Multiple Voting Shares
Number
Number of shares outstanding, beginning balance (shares)		0	83,308,154
Number of shares exchanged/converted (shares)			(12,414,078)
Number of shares outstanding, ending balance (shares)		83,308,154	70,894,076	83,308,154
$
Shareholders’ equity, opening balance		$ 0	$ 2,209
Shareholders’ equity, closing balance		2,209		$ 2,209
Multiple Voting Shares | Share Capital
$
Shareholders’ equity, opening balance			2,209
Exchange/conversion of shares			(329)
Shareholders’ equity, closing balance		$ 2,209	$ 1,880	$ 2,209
Multiple Voting Shares | Exchange Class A common shares for multiple voting shares
Number
Number of shares exchanged/converted (shares)	100,000,000
$
Exchange/conversion of shares	$ 2,652
Multiple Voting Shares | Convert multiple voting shares to subordinate voting shares
Number
Number of shares exchanged/converted (shares)	(16,691,846)
$
Exchange/conversion of shares	$ (443)
Subordinate Voting Shares
Number
Number of shares outstanding, beginning balance (shares)		0	23,088,883
Number of shares exchanged/converted (shares)			12,414,078
Exercise of stock options (shares)		88,883
Number of shares outstanding, ending balance (shares)		23,088,883	37,497,549	23,088,883
$
Shareholders’ equity, opening balance		$ 0	$ 101,086
Share issue costs, net of tax of $487	$ (1,385)
Exercise of stock options		146
Shareholders’ equity, closing balance		101,086		$ 101,086
Underwriting commission			7,239
Subordinate Voting Shares | Share Capital
$
Shareholders’ equity, opening balance			101,086
Exchange/conversion of shares			329
Shareholders’ equity, closing balance		$ 101,086	$ 104,215	$ 101,086
Subordinate Voting Shares | Convert multiple voting shares to subordinate voting shares
Number
Number of shares exchanged/converted (shares)	16,691,846
$
Exchange/conversion of shares	$ 443
Subordinate Voting Shares | Net proceeds of issue of subordinate voting shares, after underwriting commission of $5,357 (net of tax of $1,882)
Number
Number of shares issued (shares)	6,308,154
$
Net proceeds of issue of subordinate voting shares, after underwriting commission of $5,357 (net of tax of $1,882)	$ 101,882